Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	Depreciation expense has been calculated using the following estimated useful lives:

Furniture and fixtures	5-7 years
Machinery, field and laboratory equipment	5-15 years
Computer equipment	3-5 years
Vehicles	3-7 years
Buildings and building improvements	5-20 years

Components of property and equipment consist of the following:

	December 31,
	2021	2020
Land	$7,545	$342
Furniture and fixtures	3,116	2,732
Machinery, field, and laboratory equipment	72,283	7,393
Computer equipment	2,041	1,288
Vehicles	2,660	1,288
Buildings and building improvements	36,732	25,259
Construction in progress	18,158	1,355
	142,535	39,657
Less accumulated depreciation	(15,650)	(8,033)
Property and equipment, net	$126,885	$31,624